Derivatives	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Derivatives

15	Derivatives

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	8,207,629	31,899	84,083	455	84,538	84,498	740	85,238
Interest rate	17,895,349	177,006	183,668	1,208	184,876	175,095	2,031	177,126
Equities	1,077,347	—	9,053	—	9,053	11,237	—	11,237
Credit	345,644	—	4,744	—	4,744	5,597	—	5,597
Commodity and other	93,245	—	1,523	—	1,523	2,038	—	2,038
Gross total fair values	27,619,214	208,905	283,071	1,663	284,734	278,465	2,771	281,236
Offset (Note 30)					(41,739)			(41,739)
At 31 Dec 2019	27,619,214	208,905	283,071	1,663	242,995	278,465	2,771	239,497

Foreign exchange	7,552,462	29,969	85,959	458	86,417	82,494	653	83,147
Interest rate	24,589,916	163,271	155,293	1,080	156,373	154,257	2,261	156,518
Equities	1,256,550	—	10,198	—	10,198	10,750	—	10,750
Credit	346,596	—	3,414	—	3,414	3,776	—	3,776
Commodity and other	74,159	—	1,134	—	1,134	1,355	—	1,355
Gross total fair values	33,819,683	193,240	255,998	1,538	257,536	252,632	2,914	255,546
Offset (Note 30)					(49,711)			(49,711)
At 31 Dec 2018	33,819,683	193,240	255,998	1,538	207,825	252,632	2,914	205,835

The notional contract amounts of derivatives held for trading purposes and derivatives designated in hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
Derivative assets and liabilities increased during 2019, driven by yield curve movements and changes in foreign exchange rates.

Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries
	Notional contract amount		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	24,980	—	161	—	161	766	—	766
Interest rate	48,937	36,769	435	1,406	1,841	1,072	183	1,255
At 31 Dec 2019	73,917	36,769	596	1,406	2,002	1,838	183	2,021

Foreign exchange	16,623	1,120	207	—	207	628	155	783
Interest rate	44,059	38,418	283	217	500	538	838	1,376
At 31 Dec 2018	60,682	39,538	490	217	707	1,166	993	2,159
Use of derivatives
For details regarding the use of derivatives, see page 175 under ‘Market Risk’.
Trading derivatives
Most of HSBC’s derivative transactions relate to sales and trading activities. Sales activities include the structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current or expected risks. Trading activities include market-making and risk management. Market-making entails quoting bid and offer prices to other market participants for the purpose of generating revenue based on spread and volume. Risk management activity is undertaken to manage the risk arising from client transactions, with the principal purpose of retaining client margin. Other derivatives classified as held for trading include non-qualifying hedging derivatives.
Substantially all of HSBC Holdings’ derivatives entered into with subsidiaries are managed in conjunction with financial liabilities designated at fair value.
Derivatives valued using models with unobservable inputs
The difference between the fair value at initial recognition (the transaction price) and the value that would have been derived had valuation techniques used for subsequent measurement been applied at initial recognition, less subsequent releases, is as shown in the following table:

Unamortised balance of derivatives valued using models with significant unobservable inputs
		2019	2018
	Footnotes	$m	$m
Unamortised balance at 1 Jan		86	106
Deferral on new transactions		145	161
Recognised in the income statement during the year:		(154)	(158)
– amortisation		(80)	(96)
– subsequent to unobservable inputs becoming observable		(3)	(2)
– maturity, termination or offsetting derivative		(71)	(60)
Exchange differences		1	(4)
Other		(5)	(19)
Unamortised balance at 31 Dec	1	73	86

1	This amount is yet to be recognised in the consolidated income statement.
Hedge accounting derivatives
HSBC applies hedge accounting to manage the following risks: interest rate, foreign exchange and net investment in foreign operations. Further details on how these risks arise and how they are managed by the Group can be found in the ‘Report of the Directors’.
Fair value hedges
HSBC enters into fixed-for-floating-interest-rate swaps to manage the exposure to changes in fair value caused by movements in market interest rates on certain fixed-rate financial instruments that are not measured at fair value through profit or loss, including debt securities held and issued.

HSBC hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	$m	$m	$m		$m
Interest rate[3]	122,753	1,056	2,208	Derivatives	(1,531)
At 31 Dec 2019	122,753	1,056	2,208		(1,531)

Interest rate[3]	123,551	915	2,123	Derivatives	283
At 31 Dec 2018	123,551	915	2,123		283

1
The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.

2	Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.

3	The hedged risk ‘interest rate’ includes inflation risk.

HSBC hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	90,617		1,859		Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income	2,304	(7)	Net income from financial instruments held for trading or managed on a fair value basis
	153		4		Loans and advances to banks	5
	1,897		12		Loans and advances to customers	24
		15,206		797	Debt securities in issue	(1,011)
		3,009		39	Deposits by banks	202
At 31 Dec 2019	92,667	18,215	1,875	836		1,524	(7)

HSBC hedged item by hedged risk (continued)
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	93,469		231		Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income	(425)	(37)	Net income from financial instruments held for trading or managed on a fair value basis
	1,455		(6)		Loans and advances to customers	(4)
		14,171		(155)	Debt securities in issue	124
		4,780		45	Deposits by banks	(15)
At 31 Dec 2018	94,924	18,951	225	(110)		(320)	(37)

1	Used in effectiveness testing; comprising amount attributable to the designated hedged risk that can be a risk component.

2
The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were assets of $482m for FVOCI and assets of $2m for debt issued.

3	The hedged risk ‘interest rate’ includes inflation risk.

HSBC Holdings hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1,4]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	$m	$m	$m		$m
Interest rate[3]	36,769	1,406	183	Derivatives	1,704
At 31 Dec 2019	36,769	1,406	183		1,704

1
The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.

2	Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.

3	The hedged risk ‘interest rate’ includes foreign exchange risk.

4
The notional amount of non-dynamic fair value hedges is equal to $36,769m, of which the weighted-average maturity date is March 2027 and the weighted-average swap rate is 1.53%. The majority of these hedges are internal to HSBC Group.

HSBC Holdings hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]		38,126		1,088	Debt securities in issue	(1,697)	7	Net income from financial instruments held for trading or managed on a fair value basis
At 31 Dec 2019	—	38,126	—	1,088		(1,697)	7

1	Used in effectiveness testing; comprising amount attributable to the designated hedged risk that can be a risk component.

2
The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were liabilities of $71m for debt issued.

3	The hedged risk ‘interest rate’ includes foreign exchange risk.
Sources of hedge ineffectiveness may arise from basis risk, including but not limited to the discount rates used for calculating the fair value of derivatives, hedges using instruments with a non-zero fair value, and notional and timing differences between the hedged items and hedging instruments.
For some debt securities held, HSBC manages interest rate risk in a dynamic risk management strategy. The assets in scope of this strategy are high-quality fixed-rate debt securities, which may be sold to meet liquidity and funding requirements.
The interest rate risk of the HSBC fixed-rate debt securities issued is managed in a non-dynamic risk management strategy.
Cash flow hedges
HSBC’s cash flow hedging instruments consist principally of interest rate swaps and cross-currency swaps that are used to manage the variability in future interest cash flows of non-trading financial assets and liabilities, arising due to changes in market interest rates and foreign-currency basis.
HSBC applies macro cash flow hedging for interest rate risk exposures on portfolios of replenishing current and forecasted issuances of non-trading assets and liabilities that bear interest at variable rates, including rolling such instruments. The amounts and timing of future cash flows, representing both principal and interest flows, are projected for each portfolio of financial assets and liabilities on the basis of their contractual terms and other relevant factors, including estimates of prepayments and defaults. The aggregate cash flows representing both principal balances and interest cash flows across all portfolios are used to determine the effectiveness and ineffectiveness. Macro cash flow hedges are considered to be dynamic hedges.
HSBC also hedges the variability in future cash flows on foreign-denominated financial assets and liabilities arising due to changes in foreign exchange market rates with cross-currency swaps, which are considered dynamic hedges.

Hedging instrument by hedged risk
	Hedging instrument					Hedged item	Ineffectiveness
		Carrying amount			Change in fair value[2]	Change in fair value[3]	Recognised in profit and loss	Profit and loss presentation
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation
Hedged risk	$m	$m	$m		$m	$m	$m
Foreign currency	21,385	455	254	Derivatives	341	341	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	54,253	152	46	Derivatives	195	193	2
At 31 Dec 2019	75,638	607	300		536	534	2

Foreign currency	24,954	295	653	Derivatives	(198)	(200)	2	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	39,720	165	138	Derivatives	(77)	(67)	(10)
At 31 Dec 2018	64,674	460	791		(275)	(267)	(8)

1
The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.

2	Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.

3	Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.
Sources of hedge ineffectiveness may arise from basis risk, including but not limited to timing differences between the hedged items and hedging instruments and hedges using instruments with a non-zero fair value.

Reconciliation of equity and analysis of other comprehensive income by risk type
	Interest rate	Foreign currency
	$m	$m
Cash flow hedging reserve at 1 Jan 2019	(26)	(182)
Fair value gains/(losses)	193	341
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	99	(371)
Income taxes	(53)	4
Others	(9)	3
Cash flow hedging reserve at 31 Dec 2019	204	(205)

Cash flow hedging reserve at 1 Jan 2018	(40)	(187)
Fair value gains/(losses)	(67)	(200)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that has affected profit or loss	90	227
Income taxes	(11)	(13)
Others	2	(9)
Cash flow hedging reserve at 31 Dec 2018	(26)	(182)

Hedges of net investments in foreign operations
The Group applies hedge accounting in respect of certain consolidated net investments. Hedging is undertaken using forward foreign exchange contracts or by financing with foreign currency borrowings. At 31 December 2019, the fair values of outstanding financial instruments designated as hedges of net investments in foreign operations were assets of nil (2018: $163m), liabilities of $485m (2018: nil) and notional contract values of $10,500m (2018: $5,000m). Ineffectiveness recognised in ‘Net income from financial instruments held for trading or managed on a fair value basis’ in the year ended 31 December 2019 was nil (2018: nil).
Interest rate benchmark reform: Amendments to IFRS 9 and IAS 39 ‘Financial Instruments’
Following the request received by the Financial Stability Board from the G20, a fundamental review and reform of the major interest rate benchmarks is underway across the world's largest financial markets. This reform was not contemplated when IAS 39 was published, and consequently the IASB has published a set of temporary exceptions from applying specific hedge accounting requirements to provide clarification on how the standard should be applied in these circumstances.
Amendments to IFRS 9 and IAS 39 were endorsed in January 2020 and modify specific hedge accounting requirements. Under these temporary exceptions, interbank offered rates (‘Ibors’) are assumed to continue unaltered for the purposes of hedge accounting until such time as the uncertainty is resolved.
The application of this set of temporary exceptions is mandatory for accounting periods starting on or after 1 January 2020, but early adoption is permitted. HSBC elected to apply these exceptions for the year ended 31 December 2019. Significant judgement will be required in determining when uncertainty is expected to be resolved and therefore when the temporary exceptions will cease to apply. However, at 31 December 2019, the uncertainty continued to exist and so the temporary exceptions apply to all of the Group’s hedge accounting relationships that reference benchmarks subject to reform or replacement.
The Group has cash flow and fair value hedge accounting relationships that are exposed to different Ibors, predominantly US dollar Libor, sterling Libor, and Euribor as well as overnight rates subject to the market-wide benchmarks reform, such as the European overnight Index Average rate (‘Eonia’). Many of the existing derivatives, loans, bonds and other financial instruments designated in relationships referencing these benchmarks will transition to new risk-free rates (‘RFRs’) in different ways and at different times. External progress on the transition to RFRs is being monitored, with the objective of ensuring a smooth transition for the Group’s hedge accounting relationships. The specific issues arising will vary with the details of each hedging relationship, but may arise due to the transition of existing products included in the designation, a change in expected volumes of products to be issued, a change in contractual terms of new products issued, or a combination of these factors. Some hedges may need to be de-designated and new relationships entered into, while others may survive the market-wide benchmarks reform.
The hedge accounting relationships that are affected by the adoption of the temporary exceptions hedge items presented in the balance sheet as ‘Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income’, ‘Loans and advances to customers’, ‘Debt securities in issue’ and ‘Deposits by banks’.
The notional amounts of interest rate derivatives designated in hedge accounting relationships represent the extent of the risk exposure managed by the Group that is directly affected by market-wide benchmarks reform and impacted by the temporary exceptions. The cross-currency swaps designated in hedge accounting relationships and affected by Ibor reform are not significant and have not been presented below:

Hedging instrument impacted by Ibor reform
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount[1]
	€	£	$	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	20,378	4,533	41,274	13,435	79,620	43,133	122,753
Cash flow hedges	5,724	6,594	15,750	15,979	44,047	10,206	54,253
At 31 Dec 2019	26,102	11,127	57,024	29,414	123,667	53,339	177,006

1
The notional contract amounts of interest rate derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.

The calculation of Eonia changed on 2 October 2019 so that going forward it is calculated as the euro short-term rate (‘€STR’) plus a fixed spread of 8.5 basis points. This change has triggered a structural change in the sale and repurchase agreement (‘repo’) market in France, whereby the overnight floating rate repo market referencing Eonia has significantly shifted into an overnight fixed rate repo market referencing repo rates. In this context, regarding the accounting standard setters’ activities, management consider that continuing to apply hedge accounting to the existing hedge relationships using forecast issuances of overnight repos, provides the most relevant accounting.
For further information on Ibor transition, see our Areas of Special interest on page 116.

Hedging instrument impacted by Ibor reform held by HSBC Holdings
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount
	€	£	$	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	3,928	5,222	24,500	3,119	36,769	—	36,769
Cash flow hedges	—	—	—	—	—	—	—
At 31 Dec 2019	3,928	5,222	24,500	3,119	36,769	—	36,769